May 21, 2025
Tuttle Capital No Bleed Tail Risk ETF
Tuttle Capital No Bleed Tail Risk ETF
Investment Objective
Tuttle Capital No Bleed Tail Risk ETF (the “Fund”) seeks capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tuttle Capital No Bleed Tail Risk ETF Tuttle Capital No Bleed Tail Risk ETF
Management Fee	0.75%	[1]
Distribution (12b-1) and Service Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.75%
[1]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in Tuttle Capital No Bleed Tail Risk (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Tuttle Capital No Bleed Tail Risk Subsidiary”). The Tuttle Capital No Bleed Tail Risk Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Tuttle Capital No Bleed Tail Risk Subsidiary’s assets, and for the payment and/or reimbursement of the Tuttle Capital No Bleed Tail Risk Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the Tuttle Capital No Bleed Tail Risk Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Tuttle Capital No Bleed Tail Risk ETF | Tuttle Capital No Bleed Tail Risk ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund seeks to meet its objective by actively managing and investing in CBOE Volatility Index (“VIX”) derivatives, VIX ETP options, S&P 500 Index or SPDR S&P 500 ETF Trust (“SPY”) options, and short-term U.S. Treasury securities. The Fund’s “No Bleed Tail Risk” investment strategy is designed to seek to provide positive returns during periods of significant market disruptions, while generating income to seek to minimize the expenses of its portfolio positions during normal market conditions.

“Tail Risk” generally refers to market events that occur rarely but may result in severe negative market performance when they do occur. Although market participants can utilize tools to hedge against Tail Risk events, such tools are often expensive and are rarely held for the long-term. Because such Tail Risk events cannot be predicted or timed, the usefulness of tools to hedge against Tail Risk events is limited as the expenses of such tools over the long term often lead to unsustainable losses before the occurrence of a Tail Risk event needed to produce returns that would offset such expenses and make the position profitable. These expenses are referred to as “bleed”.

In implementing the No Bleed Tail Risk strategy, the Adviser will employ a three-component investment strategy consisting of: (1) the Hedging Component, by obtaining long volatility exposure; (2) an Income and additional Downside Exposure Component, by using an S&P 500 options overlay; and (3) a Cost Mitigation Component, by engaging in volatility carry management. The Hedging Component and Downside Exposure positions seek to serve as the capital appreciation component that profits off Tail Risk events. The Income Component and the Cost Mitigation Component seek to minimize the “bleed” while awaiting the Tail Risk event.

1.      Long Volatility Exposure (Hedging Component)

•        Long volatility exposure serves as a hedging component against broad equity market declines as the VIX historically has had a strong inverse relationship against the S&P 500, meaning that (theoretically) long exposure to volatility should offset the impact of sudden broad equity market declines. The Fund seeks to maintain long volatility exposure to capture the historical inverse relationship between the VIX and the S&P 500.

•        The Fund primarily maintains long volatility exposure through VIX Index options, and/or VIX ETP shares or options to benefit from periods of market dislocations. The Fund may also maintain exposure to VIX futures from time to time. VIX Index options are cash-settled, European-style options (i.e., only exercisable on the expiration date) that use the value of the VIX as the reference asset. VIX ETPs are volatility-linked exchange-traded products or exchange-traded funds that gain exposure to market volatility through various instruments tied to the performance of the VIX, either on a one-to-one, leveraged, or inverse basis.

•        The positions are actively managed based on market volatility levels and expected future volatility, with a laddered approach across expirations (i.e., multiple options with the same reference asset and the same strike price but with varying expiration durations of, for example, 30-, 60-, and 90-days).

•        The Fund may use call spreads instead of outright calls to reduce cost when volatility pricing is high. A call spread is an options strategy that involves the Fund purchasing a call at one strike price, and simultaneously selling a call option on the same reference asset at a higher strike price but with the same expiration date.

2.      S&P 500 Options Overlay (Income and Downside Exposure)

•        The Fund can employ SPY put spreads to provide additional downside exposure. SPY put spreads involve the Fund simultaneously purchasing put options with SPY as the reference asset with different strike prices, different expiration dates, or both.

•        It may tactically deploy ratio spreads (i.e., the number of contracts bought and sold can have different strike prices and durations) or credit spreads to generate income, reducing the overall cost of long volatility exposure.

•        The Fund may hedge short volatility exposure using call calendar spreads (buying near-term calls, selling longer-term calls)

•        The Fund may also use covered calls on VIX products, such as credit call spreads (simultaneously selling (writing) a call option at a lower strike price and purchasing call option at a higher strike with the same expiration date).

3.      Volatility Carry Management (Cost Mitigation Component)

•        The Fund may sell VIX put calendar spreads (simultaneously purchasing and selling put options on the same reference asset and strike price but with the purchased put having an expiration date that is further out then the sold put) to take advantage of differences in volatility term structure (i.e., different implied volatilities across different expiration dates for options on the same reference asset).

•        It may utilize short-duration U.S. Treasuries (“T-Bills”) to provide a stable return while keeping capital available for market dislocations.

•        When implied volatility is elevated, the Fund may sell covered calls on VIX ETPs to collect premiums while still maintaining core VIX exposure.

The portfolio management process for the Fund includes:

•        AI-Assisted Risk Modeling:    The Fund may utilize quantitative risk assessment models to determine exposure adjustments, but portfolio managers retain full discretion in execution.

•        Market Regime Identification:    The Fund classifies market conditions into three distinct volatility regimes (low, neutral, high) and adjusts exposure accordingly.

•        Rolling & Rebalancing:    VIX call positions are rolled across expirations to avoid significant decay (i.e., significant loss of value in the option as the expiration date moves closer in time due to stable market conditions), while SPY option positions are adjusted based on market conditions.

The Fund is not intended to be profitable during normal market conditions and there is no assurance that a Tail Risk event will occur, or if one does occur, that the Fund will achieve returns during the Tail Risk event that are sufficient to overcome losses incurred during market conditions. There is no guarantee that the Income Component and the Cost Mitigation Component will offset all or enough “bleed” (i.e., expenses) to the extent necessary for profits (if any) from a Tail Risk event to produce a positive return. The Fund’s hedging positions will cause the Fund to incur associated expenses (i.e., the “bleed”). Such expenses include the premiums paid by the Fund to purchase VIX Index options and SPY options as well as the expenses associated with establishing VIX Futures positions, among other expenses. In addition, the Fund’s short exposures will cause the Fund to lose money during periods of market upswings.

The Fund will utilize exchange-traded options and non-standardized FLexible EXchange® Options (also referred to as “FLEX Options®”). Exchange-traded options are standardized with set contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are non-standardized options, meaning that a user, such as the Fund, can specify the key contract terms that are normally standardized for exchange-traded options. When the Fund purchases options and option spreads, losses from the Fund’s investments in options or option spreads are limited to the amount of the net premiums paid. Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the option pays an amount to the seller (premium) for buying the option. For call options, the buyer can exercise the option when the reference asset appreciates in value above the strike price and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid). In the event the reference asset declines in value, the call option may end up worthless and the purchaser’s loss is limited to the amount of premium it paid. For put options, the purchaser can exercise the option when the reference asset depreciates in value below the strike price which will entitle the purchaser to deliver (and the seller will be required to purchase) the reference asset (for American-style options) at the strike price or receive from the seller the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund). In the event the value of the reference asset is above the strike price as of the expiration date, the put option may end up worthless and the purchaser’s loss is limited to the amount of premium it paid.

Options on indices such as the VIX or S&P 500 Index are cash settled. Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options).

A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying asset (e.g., shares of SPY, the VIX Index or the S&P 500) at a specific price at a specific future time. Investments in derivative instruments, such as futures contracts, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio.

The Tuttle Capital No Bleed Tail Risk Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Tuttle Capital No Bleed Tail Risk Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the Tuttle Capital No Bleed Tail Risk Subsidiary is intended to provide the Fund with exposure to VIX returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Tuttle Capital No Bleed Tail Risk Subsidiary. The Tuttle Capital No Bleed Tail Risk Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in investments that provide exposure to the VIX. The Fund will aggregate its investments with the Tuttle Capital No Bleed Tail Risk Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the Tuttle Capital No Bleed Tail Risk Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the Tuttle Capital No Bleed Tail Risk Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the Tuttle Capital No Bleed Tail Risk Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the Tuttle Capital No Bleed Tail Risk Subsidiary.

The Fund (and the Tuttle Capital No Bleed Tail Risk Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the Tuttle Capital No Bleed Tail Risk Subsidiary’s investments in VIX.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Principal Risks
Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.